Accumulated other comprehensive income (loss) - Schedule of Accumulated Other Comprehensive Income (loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	$ 5,662,190	$ 4,406,595
OCI	(90,838)	(8,739)
Amounts reclassified from AOCI to the consolidated statement of operations	48,288	(4,698)
OCI, net of tax	(42,550)	(13,437)
OCI attributable to the non-controlling interests	(249)	691
Net current period OCI attributable to shareholders of AQN	(42,799)	(12,746)
Amount reclassified from AOCI to non-controlling interest (note 3(g))	(6,371)
Ending Balance	7,382,079	5,662,190
Foreign currency cumulative translation
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(39,725)	(68,822)
OCI	(25,982)	25,643
Amounts reclassified from AOCI to the consolidated statement of operations	(4,288)	2,763
OCI, net of tax	(30,270)	28,406
OCI attributable to the non-controlling interests	(249)	691
Net current period OCI attributable to shareholders of AQN	(30,519)	29,097
Amount reclassified from AOCI to non-controlling interest (note 3(g))	(6,371)
Ending Balance	(76,615)	(39,725)
Unrealized gain on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	50,817	75,099
OCI	(97,103)	(13,418)
Amounts reclassified from AOCI to the consolidated statement of operations	42,772	(10,864)
OCI, net of tax	(54,331)	(24,282)
OCI attributable to the non-controlling interests	0	0
Net current period OCI attributable to shareholders of AQN	(54,331)	(24,282)
Amount reclassified from AOCI to non-controlling interest (note 3(g))	0
Ending Balance	(3,514)	50,817
Pension and post-employment actuarial changes
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(33,599)	(16,038)
OCI	32,247	(20,964)
Amounts reclassified from AOCI to the consolidated statement of operations	9,804	3,403
OCI, net of tax	42,051	(17,561)
OCI attributable to the non-controlling interests	0	0
Net current period OCI attributable to shareholders of AQN	42,051	(17,561)
Amount reclassified from AOCI to non-controlling interest (note 3(g))	0
Ending Balance	8,452	(33,599)
Total
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(22,507)	(9,761)
Ending Balance	$ (71,677)	$ (22,507)